Current and long-term debt - Schedule of debt rollforward by facility (Details) - USD ($)		1 Months Ended												2 Months Ended	3 Months Ended	12 Months Ended
	Jun. 09, 2014	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jun. 30, 2018	Sep. 30, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	May 31, 2016	Mar. 31, 2016	Jun. 30, 2014	Jun. 09, 2014	Sep. 30, 2018	Jul. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	May 31, 2018	May 12, 2014
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2017																$ 2,767,193,000
Carrying Value as of December 31, 2018																2,910,315,000	$ 2,767,193,000
Current portion of long-term debt																412,363,000	163,182,000
Long-term debt																1,192,000,000	1,937,018,000
K-Sure Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2017																239,919,000
Repayments														$ (13,000,000)		(239,900,000)
Carrying Value as of December 31, 2018																	239,919,000
KEXIM Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2017																333,000,000
Carrying Value as of December 31, 2018																299,300,000	333,000,000
Credit Suisse Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Repayments				$ (26,500,000)										(26,100,000)		(53,500,000)
ABN AMRO Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2017																113,300,000
Repayments																(8,800,000)
Carrying Value as of December 31, 2018																100,500,000	113,300,000
ING Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2017																109,800,000
Carrying Value as of December 31, 2018																144,200,000	109,800,000
BNP Paribas Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Repayments																(42,600,000)
Scotiabank Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Repayments														(28,300,000)
NIBC Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Repayments														(32,700,000)		(34,700,000)
2018 NIBC Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2018																34,900,000
2016 Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Repayments		$ (59,200,000)	$ (30,000,000)	(92,700,000)												(196,000,000)
2017 Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2017																141,800,000
Repayments																(10,500,000)
Carrying Value as of December 31, 2018																144,800,000	141,800,000
HSH Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Drawdowns									$ 31,100,000
Repayments			(14,200,000)
DVB 2017 Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Repayments		(25,800,000)	(14,800,000)	(33,500,000)												(78,400,000)
Credit Agricole Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2017																103,900,000
Carrying Value as of December 31, 2018																96,200,000	103,900,000
ABN / K-Sure Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2017																49,900,000
Carrying Value as of December 31, 2018																46,800,000	49,900,000
Citibank / K-Sure Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2017																104,100,000
Carrying Value as of December 31, 2018																97,600,000	104,100,000
Ocean Yield Lease Financing [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2017																169,000,000
Carrying Value as of December 31, 2018																158,800,000	169,000,000
CMBFL Lease Financing [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2017																65,900,000
Carrying Value as of December 31, 2018																61,200,000	65,900,000
BCFL Lease Financing (LR2s) [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2017																104,200,000
Carrying Value as of December 31, 2018																97,500,000	104,200,000
CSSC Lease Financing [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2017																270,000,000
Repayments						$ (10,900,000)
Carrying Value as of December 31, 2018																251,800,000	270,000,000
BCFL Lease Financing (MRs) [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2017																109,200,000
Carrying Value as of December 31, 2018																98,800,000	109,200,000
$116.0 Million Lease Financing [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2017			114,800,000
Carrying Value as of December 31, 2018				114,800,000												112,700,000
Aggregate principal amount notes issued				116,000,000
AVIC Lease Financing [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2017				145,000,000										145,000,000
Drawdowns			36,500,000
Carrying Value as of December 31, 2018															$ 145,000,000	139,100,000
China Huarong Lease Financing [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2017					$ 144,000,000
Carrying Value as of December 31, 2018																137,300,000
$157.5 Million Lease Financing [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2017				157,500,000										157,500,000
Carrying Value as of December 31, 2018															157,500,000	152,100,000
Aggregate principal amount notes issued															157,500,000
COSCO Lease Financing [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2017		$ 88,000,000
Carrying Value as of December 31, 2018			$ 88,000,000											88,000,000		84,200,000
Unsecured Senior Notes Due 2020 [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2017																53,750,000
Drawdowns	$ 3,750,000												$ 51,800,000
Carrying Value as of December 31, 2018																53,750,000	53,750,000
Aggregate principal amount notes issued																			$ 50,000,000.0
Borrowings interest rate																			6.75%
Unsecured Senior Notes Due 2019 [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Drawdowns							$ 7,500,000	$ 55,300,000
Carrying Value as of December 31, 2018																57,500,000
Aggregate principal amount notes issued								$ 50,000,000
Borrowings interest rate								8.25%
Convertible Notes due 2019 [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2017				14,500,000	180,400,000									14,500,000		328,700,000
Drawdowns												$ 349,000,000
Repayments										$ (4,200,000)	$ (4,200,000)				(203,500,000)
Carrying Value as of December 31, 2018												298,700,000			14,500,000	142,200,000	328,700,000
Aggregate principal amount notes issued												$ 360,000,000.0			15,000,000			$ 188,500,000
Borrowings outstanding before debt exchange															348,500,000
Borrowings interest rate												2.375%
Convertible Notes due 2022 [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2017				$ 12,200,000	$ 154,300,000									$ 12,200,000
Drawdowns															203,500,000
Carrying Value as of December 31, 2018															12,200,000	$ 171,500,000
Aggregate principal amount notes issued															$ 15,000,000			$ 188,500,000
Borrowings interest rate																3.00%
Gross carrying amount [member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2017																$ 2,803,440,000
Drawdowns																1,007,298,000
Repayments																(865,594,000)
Other Activity																(11,290,000)
Carrying Value as of December 31, 2018																2,933,854,000	2,803,440,000
Current portion of long-term debt																415,245,000
Long-term debt																2,518,609,000
Gross carrying amount [member] | K-Sure Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Drawdowns																0
Repayments																(239,919,000)
Other Activity																0
Carrying Value as of December 31, 2018																0
Current portion of long-term debt																0
Long-term debt																0
Gross carrying amount [member] | KEXIM Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2017																332,950,000
Drawdowns																0
Repayments																(33,650,000)
Other Activity																0
Carrying Value as of December 31, 2018																299,300,000	332,950,000
Current portion of long-term debt																33,650,000
Long-term debt																265,650,000
Gross carrying amount [member] | Credit Suisse Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2017																53,488,000
Drawdowns																0
Repayments																(53,488,000)
Other Activity																0
Carrying Value as of December 31, 2018																0	53,488,000
Current portion of long-term debt																0
Long-term debt																0
Gross carrying amount [member] | ABN AMRO Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2017																113,312,000
Drawdowns																0
Repayments																(12,804,000)
Other Activity																0
Carrying Value as of December 31, 2018																100,508,000	113,312,000
Current portion of long-term debt																8,554,000
Long-term debt																91,954,000
Gross carrying amount [member] | ING Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2017																109,844,000
Drawdowns																38,675,000
Repayments																(4,343,000)
Other Activity																0
Carrying Value as of December 31, 2018																144,176,000	109,844,000
Current portion of long-term debt																12,737,000
Long-term debt																131,439,000
Gross carrying amount [member] | BNP Paribas Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2017																42,550,000
Drawdowns																0
Repayments																(42,550,000)
Other Activity																0
Carrying Value as of December 31, 2018																0	42,550,000
Current portion of long-term debt																0
Long-term debt																0
Gross carrying amount [member] | Scotiabank Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2017																28,860,000
Drawdowns																0
Repayments																(28,860,000)
Other Activity																0
Carrying Value as of December 31, 2018																0	28,860,000
Current portion of long-term debt																0
Long-term debt																0
Gross carrying amount [member] | NIBC Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2017																34,712,000
Drawdowns																0
Repayments																(34,712,000)
Other Activity																0
Carrying Value as of December 31, 2018																0	34,712,000
Current portion of long-term debt																0
Long-term debt																0
Gross carrying amount [member] | 2018 NIBC Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2017																0
Drawdowns																35,658,000
Repayments																(807,000)
Other Activity																0
Carrying Value as of December 31, 2018																34,851,000	0
Current portion of long-term debt																3,230,000
Long-term debt																31,621,000
Gross carrying amount [member] | 2016 Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2017																195,979,000
Drawdowns																0
Repayments																(195,979,000)
Other Activity																0
Carrying Value as of December 31, 2018																0	195,979,000
Current portion of long-term debt																0
Long-term debt																0
Gross carrying amount [member] | 2017 Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2017																141,814,000
Drawdowns																21,450,000
Repayments																(18,499,000)
Other Activity																0
Carrying Value as of December 31, 2018																144,765,000	141,814,000
Current portion of long-term debt																13,265,000
Long-term debt																131,500,000
Gross carrying amount [member] | HSH Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2017																15,416,000
Drawdowns																0
Repayments																(15,416,000)
Other Activity																0
Carrying Value as of December 31, 2018																0	15,416,000
Current portion of long-term debt																0
Long-term debt																0
Gross carrying amount [member] | DVB 2017 Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2017																78,440,000
Drawdowns																0
Repayments																(78,440,000)
Other Activity																0
Carrying Value as of December 31, 2018																0	78,440,000
Current portion of long-term debt																0
Long-term debt																0
Gross carrying amount [member] | Credit Agricole Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2017																103,914,000
Drawdowns																0
Repayments																(8,568,000)
Other Activity																865,000
Carrying Value as of December 31, 2018																96,211,000	103,914,000
Current portion of long-term debt																7,745,000
Long-term debt																88,466,000
Gross carrying amount [member] | ABN / K-Sure Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2017																49,908,000
Drawdowns																0
Repayments																(3,851,000)
Other Activity																775,000
Carrying Value as of December 31, 2018																46,832,000	49,908,000
Current portion of long-term debt																3,106,000
Long-term debt																43,726,000
Gross carrying amount [member] | Citibank / K-Sure Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2017																104,052,000
Drawdowns																0
Repayments																(8,416,000)
Other Activity																1,973,000
Carrying Value as of December 31, 2018																97,609,000	104,052,000
Current portion of long-term debt																6,524,000
Long-term debt																91,085,000
Gross carrying amount [member] | ABN / SEB Credit Facility [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2017																0
Drawdowns																120,575,000
Repayments																(5,750,000)
Other Activity																0
Carrying Value as of December 31, 2018																114,825,000	0
Current portion of long-term debt																11,500,000
Long-term debt																103,325,000
Gross carrying amount [member] | Ocean Yield Lease Financing [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2017																169,016,000
Drawdowns																0
Repayments																(10,458,000)
Other Activity																199,000
Carrying Value as of December 31, 2018																158,757,000	169,016,000
Current portion of long-term debt																10,515,000
Long-term debt																148,242,000
Gross carrying amount [member] | CMBFL Lease Financing [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2017																65,915,000
Drawdowns																0
Repayments																(4,908,000)
Other Activity																191,000
Carrying Value as of December 31, 2018																61,198,000	65,915,000
Current portion of long-term debt																4,725,000
Long-term debt																56,473,000
Gross carrying amount [member] | BCFL Lease Financing (LR2s) [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2017																104,187,000
Drawdowns																0
Repayments																(7,332,000)
Other Activity																599,000
Carrying Value as of December 31, 2018																97,454,000	104,187,000
Current portion of long-term debt																7,005,000
Long-term debt																90,449,000
Gross carrying amount [member] | CSSC Lease Financing [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2017																269,965,000
Drawdowns																0
Repayments																(17,309,000)
Other Activity																(824,000)
Carrying Value as of December 31, 2018																251,832,000	269,965,000
Current portion of long-term debt																18,104,000
Long-term debt																233,728,000
Gross carrying amount [member] | BCFL Lease Financing (MRs) [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2017																109,232,000
Drawdowns																0
Repayments																(10,401,000)
Other Activity																0
Carrying Value as of December 31, 2018																98,831,000	109,232,000
Current portion of long-term debt																11,021,000
Long-term debt																87,810,000
Gross carrying amount [member] | 2018 CMBFL Lease Financing [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2017																0
Drawdowns																141,600,000
Repayments																(5,057,000)
Other Activity																0
Carrying Value as of December 31, 2018																136,543,000	0
Current portion of long-term debt																10,114,000
Long-term debt																126,429,000
Gross carrying amount [member] | $116.0 Million Lease Financing [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2017																0
Drawdowns																114,840,000
Repayments																(2,166,000)
Other Activity																0
Carrying Value as of December 31, 2018																112,674,000	0
Current portion of long-term debt																6,633,000
Long-term debt																106,041,000
Gross carrying amount [member] | AVIC Lease Financing [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2017																0
Drawdowns																145,000,000
Repayments																(5,897,000)
Other Activity																0
Carrying Value as of December 31, 2018																139,103,000	0
Current portion of long-term debt																11,794,000
Long-term debt																127,309,000
Gross carrying amount [member] | China Huarong Lease Financing [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2017																0
Drawdowns																144,000,000
Repayments																(6,750,000)
Other Activity																0
Carrying Value as of December 31, 2018																137,250,000	0
Current portion of long-term debt																13,500,000
Long-term debt																123,750,000
Gross carrying amount [member] | $157.5 Million Lease Financing [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2017																0
Drawdowns																157,500,000
Repayments																(5,414,000)
Other Activity																0
Carrying Value as of December 31, 2018																152,086,000	0
Current portion of long-term debt																14,143,000
Long-term debt																137,943,000
Gross carrying amount [member] | COSCO Lease Financing [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2017																0
Drawdowns																88,000,000
Repayments																(3,850,000)
Other Activity																0
Carrying Value as of December 31, 2018																84,150,000	0
Current portion of long-term debt																7,700,000
Long-term debt																76,450,000
Gross carrying amount [member] | Unsecured Senior Notes Due 2020 [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2017																53,750,000
Drawdowns																0
Repayments																0
Other Activity																0
Carrying Value as of December 31, 2018																53,750,000	53,750,000
Current portion of long-term debt																0
Long-term debt																53,750,000
Gross carrying amount [member] | Unsecured Senior Notes Due 2019 [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2017																57,500,000
Drawdowns																0
Repayments																0
Other Activity																0
Carrying Value as of December 31, 2018																57,500,000	57,500,000
Current portion of long-term debt																57,500,000
Long-term debt																0
Gross carrying amount [member] | Convertible Notes due 2019 [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2017																328,717,000
Drawdowns																0
Repayments																0
Other Activity																(186,537,000)
Carrying Value as of December 31, 2018																142,180,000	328,717,000
Current portion of long-term debt																142,180,000
Long-term debt																0
Gross carrying amount [member] | Convertible Notes due 2022 [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2017																0
Drawdowns																0
Repayments																0
Other Activity																171,469,000
Carrying Value as of December 31, 2018																171,469,000	0
Current portion of long-term debt																0
Long-term debt																171,469,000
Deferred financing fees [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2017																(36,247,000)
Drawdowns																(13,871,000)
Repayments																0
Other Activity																26,579,000
Carrying Value as of December 31, 2018																(23,539,000)	(36,247,000)
Current portion of long-term debt																(2,882,000)
Long-term debt																(20,657,000)
Deferred financing fees [Member] | Unsecured Senior Notes Due 2020 [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2017																800,000
Carrying Value as of December 31, 2018																500,000	800,000
Deferred financing fees [Member] | Unsecured Senior Notes Due 2019 [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2017																1,500,000
Carrying Value as of December 31, 2018																500,000	1,500,000
Deferred financing fees [Member] | Convertible Notes due 2019 [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2017																2,800,000
Carrying Value as of December 31, 2018																400,000	2,800,000
Net carrying amount [Member]
Reconciliation Of Changes In Borrowings [Roll Forward]
Carrying Value as of December 31, 2017																2,767,193,000
Drawdowns																993,427,000
Repayments																(865,594,000)
Other Activity																15,289,000
Carrying Value as of December 31, 2018																2,910,315,000	$ 2,767,193,000
Current portion of long-term debt																412,363,000
Long-term debt																$ 2,497,952,000